Condensed Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING EXPENSES
Amortization	$ 229,377	$ 229,377
Research and development expenses	1,150,581	1,008,100
Selling, general and administrative expenses	1,312,930	1,259,096
TOTAL OPERATING EXPENSES	2,692,888	2,496,573
LOSS FROM OPERATIONS	(2,692,888)	(2,496,573)
OTHER EXPENSE (INCOME)
Change in fair value of derivative liabilities	9,211,686
Gain on settlement of debt		(51,400)
Interest Expense	4,772,429	273
Interest income	(234)	(1,159)
TOTAL OTHER EXPENSE (INCOME)	13,983,881	(52,286)
NET INCOME (LOSS)	(16,676,768)	(2,444,287)
Deemed dividend	17,099,058	48,659
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (33,775,826)	$ (2,492,946)
NET LOSS PER COMMON SHARE, BASIC	$ (6.85)	$ (0.98)
NET LOSS PER COMMON SHARE, DILUTED	$ (6.85)	$ (0.98)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	4,929,497	2,539,611
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED	4,929,497	2,539,611